FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs

Investment in the Investee B
RMB’000
Fair value at January 1, 2014	—
Investment during 2014	3,068
Fair value at December 31, 2014 and January 1, 2015	3,068

Changes in fair value	905

Fair value at December 31, 2015	3,973

Fair value at December 31, 2015 (US$’000)	613